Subsequent Events - Additional Information (Detail) - USD ($)	Oct. 01, 2021	Sep. 30, 2021
Exchangeable Notes Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 24,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Purchase Commitment, Amount	$ 25,000.0
Subsequent Event [Member] | Sponsor [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares, Issued	100,000